Comprehensive Income - Schedule Of Accumulated Other Comprehensive Income Loss (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ (1,927,301)	$ (569,476)	$ (1,013,853)	$ (1,013,853)	$ (479,205)	$ (321,207)
Other comprehensive loss before reclassifications	(42,868)	50,195	(51,106)	(77,664)	46,012	(574)
Ending balance	13,877,344	(1,927,301)	(569,476)	10,699,389	(1,013,853)	(479,205)
Separation-related adjustment
Ending balance				(675,620)
Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance			(1,013,853)	(1,013,853)
Ending balance				10,023,769	(1,013,853)
AOCI Attributable to Parent [Member]
Beginning balance	44,527	(5,668)	45,438	45,438	(574)	0
Other comprehensive loss before reclassifications	(42,868)	50,195	(51,106)	(77,664)	46,012	(574)
Ending balance	$ 1,659	$ 44,527	(5,668)	(32,226)	45,438	$ (574)
AOCI Attributable to Parent [Member] | Separation-related adjustment
Ending balance				32,226
AOCI Attributable to Parent [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance			$ 45,438	45,438
Ending balance				$ 0	$ 45,438